BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt in breach of asset-level financial covenants	$ 145
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	26,534	$ 20,020
Non-recourse borrowings | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	26,509
Non-recourse borrowings | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	25
Non-recourse borrowings | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,599
Non-recourse borrowings | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,797
Non-recourse borrowings | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,218
Non-recourse borrowings | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,669
Non-recourse borrowings | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,448
Non-recourse borrowings | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	9,778
Non-recourse borrowings | Utilities
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	7,951	8,067
Non-recourse borrowings | Utilities | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	7,982
Non-recourse borrowings | Utilities | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(31)
Non-recourse borrowings | Utilities | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	341
Non-recourse borrowings | Utilities | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,619
Non-recourse borrowings | Utilities | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,191
Non-recourse borrowings | Utilities | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	440
Non-recourse borrowings | Utilities | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	694
Non-recourse borrowings | Utilities | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,697
Non-recourse borrowings | Transport
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,309	6,635
Non-recourse borrowings | Transport | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,348
Non-recourse borrowings | Transport | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(39)
Non-recourse borrowings | Transport | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	386
Non-recourse borrowings | Transport | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	247
Non-recourse borrowings | Transport | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	296
Non-recourse borrowings | Transport | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	258
Non-recourse borrowings | Transport | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,217
Non-recourse borrowings | Transport | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	944
Non-recourse borrowings | Midstream
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	9,490	2,111
Non-recourse borrowings | Midstream | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	9,334
Non-recourse borrowings | Midstream | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	156
Non-recourse borrowings | Midstream | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,819
Non-recourse borrowings | Midstream | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	715
Non-recourse borrowings | Midstream | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,536
Non-recourse borrowings | Midstream | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,264
Non-recourse borrowings | Midstream | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,028
Non-recourse borrowings | Midstream | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,972
Non-recourse borrowings | Data
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,784	$ 3,207
Non-recourse borrowings | Data | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,845
Non-recourse borrowings | Data | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(61)
Non-recourse borrowings | Data | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	53
Non-recourse borrowings | Data | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	216
Non-recourse borrowings | Data | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	195
Non-recourse borrowings | Data | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	707
Non-recourse borrowings | Data | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	509
Non-recourse borrowings | Data | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 2,165